(FORT PITT CAPITAL FUNDS LOGO)

ANNUAL REPORT

October 31, 2002

FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-688-8775

Dear Fellow Shareholders,

The Fort Pitt Capital Total Return Fund is pleased to present this first annual report to shareholders for the 10-month period December 31, 2001 to October 31, 2002.

Our Fund commenced operations on December 31, 2001 with an N.A.V. (Net Asset Value) per share of $10.00. It closed the month of October with an NAV of $9.35, resulting in a total return of -6.50% for the period. This compares with a total return of -20.98% for the unmanaged Wilshire 5000 Index for the same period. It was a "good news/bad news" type of year. No investor likes to see minus signs, but a negative result was probably unavoidable given the difficult stock market and our goal of broad equity participation over time. Skillful stock selection, a good slug of Treasury Bonds and some cash helped us stay well ahead of the Wilshire for the period.

In recent weeks, U.S. stock markets have rallied strongly from their early-October lows. Whether this nearly 20-percent rise represents the first leg of a new bull phase, or is simply a replay of the technology-led rally of late 2001, no one really knows. Given the dearth of good earnings news from corporate America these days, our best guess is that things have simply stopped getting worse on the operating front, with signs of any real upturn yet to appear. Steadily lower inflation, aggressive cost cutting on the part of managers and the consumer's refusal to stop borrowing and spending have combined to form a sort of "profitless prosperity". As always, the market is a forward-looking animal. If S&P 500 earnings rise just 3 percent next year, stock prices appear to be near fair value at current levels. A better result on the earnings front should allow prices to continue to rise from here.

Over time, our job as money managers is to grow our portfolio at a rate 4 to 6 percentage points above the rate of inflation, while minimizing taxes. Obviously, we fell short of that objective over the period covered by this report. Ten months does not a career make, however. Investing is all about patience, economic potential and the price paid for that potential. Shares of well-run companies purchased at reasonable prices remain the best vehicle we know of for compounding wealth over time, commensurate with reasonable risk.

We thank you for your support,

/s/Charlie Smith

Charlie Smith
Portfolio Manager

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Mutual fund investing involves risk; principal loss is possible. Please refer to the prospectus for more complete information including risks, fees and expenses. The Wilshire 5000 is an unmanaged index commonly used to measure the performance of U.S. stocks. You cannot invest directly in an index.

Must be preceded or accompanied by a prospectus.  Quasar Distributors, LLC
12/02.

                      FORT PITT CAPITAL TOTAL RETURN FUND
             VALUE OF $10,000 VS. WILSHIRE 5000 TOTAL MARKET INDEX

                         Fort Pitt Capital                Wilshire 5000
     Date                Total Return Fund              Total Market Index
     ----                -----------------              ------------------
  12/31/2001                  $10,000                        $10,000
   1/31/2002                   $9,990                         $9,876
   2/28/2002                  $10,190                         $9,673
   3/31/2002                  $10,520                        $10,096
   4/30/2002                  $10,489                         $9,604
   5/31/2002                  $10,430                         $9,490
   6/30/2002                  $10,029                         $8,823
   7/31/2002                   $9,309                         $8,111
   8/31/2002                   $9,519                         $8,159
   9/30/2002                   $8,729                         $7,341
  10/31/2002                   $9,349                         $7,902

                            Cumulative Total Return
                         Period Ended October 31, 2002

 Since Inception (12/31/01)                                          (6.50%)

     The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of Fund shares or Fund distributions.

     Past performance cannot guarantee comparable future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     The Wilshire 5000 is an unmanaged index commonly used to measure performance of U.S. stocks. You cannot invest directly in an index.

                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2002

COMMON STOCKS - 79.0%                            SHARES        VALUE
---------------------                            ------        -----

AEROSPACE - 1.7%
The Boeing Company                               5,000       $  148,750
                                                             ----------

AGRICULTURAL PRODUCTS - 2.8%
Monsanto Company                                15,000          247,950
                                                             ----------

AIR COURIER - 1.8%
FedEx Corp.                                      3,000          159,570
                                                             ----------

AUTO RENTAL - 2.1%
Dollar Thrifty Automotive Group, Inc.*<F1>      10,000          185,800
                                                             ----------

AUTO/TRUCK PARTS - 1.8%
Gentex Corporation*<F1>                          5,500          162,140
                                                             ----------

BANKS - 9.9%
Citigroup Inc.                                   5,000          184,750
F.N.B. Corporation                               7,000          201,250
Mellon Financial Corporation                     5,000          141,450
National City Corporation                        7,000          189,910
PNC Financial Services Group                     4,000          162,640
                                                             ----------
                                                                880,000
                                                             ----------

COMPUTERS - 0.7%
Apple Computer, Inc.*<F1>                        4,000           64,280
                                                             ----------

COMPUTER SOFTWARE -  2.9%
Cognex Corporation*<F1>                          2,000           37,920
Computer Associates International, Inc.         13,000          193,180
SEEC, Inc.*<F1>                                 34,000           27,880
                                                             ----------
                                                                258,980
                                                             ----------

COMPUTER STORAGE DEVICES - 2.2%
SanDisk Corporation*<F1>                        10,000          197,700
                                                             ----------

CONSTRUCTION - 6.8%
Building Materials Holding Corporation*<F1>     17,000          209,270
Huttig Building Products, Inc.*<F1>             15,000           51,300
Michael Baker Corporation*<F1>                  10,000          100,000
Royal Group Technologies Limited*<F1>           18,000          188,640
Trex Company, Inc.*<F1>                          2,100           59,850
                                                             ----------
                                                                609,060
                                                             ----------

DIVERSIFIED OPERATIONS -  9.8%
FMC Corporation*<F1>                             7,000          214,130
Ingersoll-Rand Company                           5,000          195,000
ITT Industries, Inc.                            1,000            64,980
Loews Corporation                               5,000           215,700
Tyco International Ltd.                        13,000           187,980
                                                             ----------
                                                                877,790
                                                             ----------

ENERGY - 0.4%
El Paso Corporation                             4,500            34,875
                                                             ----------

FINANCE - 3.3%
CIT Group, Inc.                                10,000           178,100
MBNA Corporation                                6,000           121,860
                                                             ----------
                                                                299,960
                                                             ----------

INSURANCE - 7.9%
Erie Indemnity Company                          5,000           199,750
Fidelity National Financial, Inc.               7,000           211,400
Gallagher, Arthur J. & Co.                      4,000           107,280
Marsh & McLennan Companies, Inc.                4,000           186,840
                                                             ----------
                                                                705,270
                                                             ----------

INTERNET SERVICES -  0.9%
CheckFree Corp.*<F1>                            5,000            81,400
                                                             ----------

MANUFACTURING - 3.3%
Matthews International Corporation              4,000            93,400
RTI International Metals, Inc.*<F1>             7,000            72,450
Spectrum Control, Inc.*<F1>                     4,000            21,080
Universal Stainless &
  Alloy Products, Inc.*<F1>                    17,200           106,468
                                                             ----------
                                                                293,398
                                                             ----------

MEDIA CONTENT - 5.7%
AOL Time Warner Inc.*<F1>                       8,000           118,000
Liberty Media Corporation*<F1>                 20,000           165,400
Viacom, Inc.*<F1>                               5,000           222,950
                                                             ----------
                                                                506,350
                                                             ----------

PHARMACEUTICAL PRODUCTS - 3.7%
Allergan, Inc.                                  1,500            81,675
Allscripts Healthcare Solutions, Inc.*<F1>     30,000            90,300
Mylan Laboratories Inc.                         5,000           157,350
                                                             ----------
                                                                329,325
                                                             ----------

RESTAURANTS - 0.4%
Sonic Corp.*<F1>                                1,500            34,905
                                                             ----------

RETAIL - 1.7%
Blair Corporation                                7,000          148,960
                                                             ----------

SAVINGS & LOAN - 1.6%
Sovereign Bancorp, Inc.                         10,000          140,800
                                                             ----------

SPORTING GOODS - 0.6%
Callaway Golf Company                            4,500           55,080
                                                             ----------

TELECOMMUNICATIONS - 7.0%
ALLTEL Corporation                               3,000          149,130
North Pittsburgh Systems, Inc.                  10,000          130,500
Telefonos de Mexico SA ADR                       5,000          152,500
Verizon Communications Inc.                      5,000          188,800
                                                             ----------
                                                                620,930
                                                             ----------
TOTAL COMMON STOCK
  (cost $7,408,786)                                           7,043,273
                                                             ----------

U.S. TREASURY OBLIGATIONS - 10.0%         PRINCIPAL AMOUNT
---------------------------------         ----------------
U.S. TREASURY BONDS - 10.0%
U.S. Treasury Bond 7.25%, 08/15/2022          $700,000          892,418
                                                             ----------

TOTAL U.S. TREASURY OBLIGATIONS
  (cost $825,995)                                               892,418
                                                             ----------

SHORT TERM INVESTMENTS - 12.2%
------------------------------
U.S. TREASURY BILLS - 11.8%
U.S. Treasury Bill 1.90%, 11/21/2002           975,000          974,161
U.S. Treasury Bill 1.85%, 11/07/2002            76,000           75,981
                                                             ----------
                                                              1,050,142
                                                             ----------

INVESTMENT COMPANIES - 0.4%
Financial Square Prime Obligations Fund         36,240           36,240
                                                             ----------
TOTAL SHORT TERM INVESTMENTS
  (cost $1,086,382)                                           1,086,382
                                                             ----------
TOTAL INVESTMENTS - 101.2%
  (cost $9,321,163)                                           9,022,073
Liabilities in excess of Other Assets - (1.2%)                 (103,294)
                                                             ----------
Net Assets - 100.0%                                          $8,918,779
                                                             ----------
                                                             ----------

*<F1> Non-income producing security.
ADR - American Depository Receipt

                     See notes to the financial statements.

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2002

ASSETS
   Investments, at market value (identified cost $ 9,321,163)       $9,022,073
   Receivable from Investment Advisor                                   11,785
   Receivable for investments sold                                     127,616
   Receivable for fund shares sold                                         500
   Dividends and interest receivable                                    19,849
   Other assets                                                          6,575
                                                                    ----------
       Total assets                                                  9,188,398
                                                                    ----------

LIABILITIES
   Payable for investments purchased                                   238,156
   Payable for administration fees                                       4,581
   Accrued expenses and other liabilities                               26,882
                                                                    ----------
       Total liabilities                                               269,619
                                                                    ----------

NET ASSETS                                                          $8,918,779
                                                                    ----------
                                                                    ----------

COMPONENTS OF NET ASSETS
   Paid in Capital                                                  $9,413,431
   Undistributed net investment income                                  30,031
   Accumulated net realized loss on investments                       (225,593)
   Net unrealized depreciation on investments                         (299,090)
                                                                    ----------
       Total net assets                                             $8,918,779
                                                                    ----------
                                                                    ----------

   Shares outstanding
   (unlimited number of shares authorized, par value $0.01)            953,812
                                                                    ----------
                                                                    ----------

   Net Asset Value, Redemption Price and Offering Price Per Share   $     9.35
                                                                    ----------
                                                                    ----------

                     See notes to the financial statements.

                            STATEMENT OF OPERATIONS
                      PERIOD ENDED OCTOBER 31, 2002(A)<F2>

INVESTMENT INCOME

INCOME
   Dividends                                                         $  48,320
   Interest                                                             39,820
                                                                     ---------
       Total investment income                                          88,140
                                                                     ---------

EXPENSES
   Advisory fees (Note 4)                                               38,739
   Organizational costs                                                 78,908
   Fund accounting fees                                                 24,265
   Administration fees                                                  22,914
   Transfer agent fees                                                  20,695
   Professional fees                                                    17,019
   Registration fees                                                     8,205
   Custody fees                                                          7,482
   Shareholder reporting                                                 5,818
   Trustee fees                                                          4,496
   Insurance fees                                                        2,720
                                                                     ---------
       Total expenses before waiver and reimbursement of expense       231,261
       Less: waiver of expenses and reimbursement from Advisor        (173,152)
                                                                     ---------
       Total expenses                                                   58,109
                                                                     ---------
NET INVESTMENT INCOME                                                   30,031
                                                                     ---------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss on investments                                   (225,593)
   Change in unrealized depreciation on investments                   (299,090)
                                                                     ---------
       Net realized and unrealized loss on investments                (524,683)
                                                                     ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $(494,652)
                                                                     ---------
                                                                     ---------

(a)<F2> Represents the period from the commencement of operations (December 31, 2001) through October 31, 2002.

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                       December 31, 2001*<F3>
                                                              through
                                                          October 31, 2002
                                                          ----------------
OPERATIONS
   Net investment income                                     $   30,031
   Net realized loss on investments                            (225,593)
   Change in unrealized depreciation on investments            (299,090)
                                                             ----------
        Net decrease in net assets resulting from operations   (494,652)
                                                             ----------

CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                  9,603,257
   Cost of shares redeemed                                     (289,826)
                                                             ----------
        Net increase in net assets resulting
          from capital share transactions                     9,313,431
                                                             ----------

TOTAL INCREASE IN NET ASSETS                                  8,818,779

NET ASSETS
   Beginning of period                                          100,000
                                                             ----------

   End of period (including undistributed net
     investment income of $30,031)                           $8,918,779
                                                             ----------
                                                             ----------

CHANGES IN SHARES OUTSTANDING
   Shares sold                                                  974,345
   Shares redeemed                                              (30,533)
                                                             ----------
        Net increase in shares outstanding                      943,812
   Shares outstanding, beginning of period                       10,000
                                                             ----------
   Shares outstanding, end of period                            953,812
                                                             ----------
                                                             ----------

*<F3>  Commencement of operations.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

For a fund share outstanding throughout the period

                                                       December 31, 2001*<F4>
                                                              through
                                                          October 31, 2002
                                                          ----------------

NET ASSET VALUE, BEGINNING OF PERIOD                           $10.00
                                                               ------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                            0.03
Net realized and unrealized gain on investments                 (0.68)
                                                               ------
   Total from investment operations                             (0.65)
                                                               ------

NET ASSET VALUE, END OF PERIOD                                 $ 9.35
                                                               ------
                                                               ------

TOTAL RETURN3<F7>                                              (6.50%)1<F5>

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period                                  $8,918,779
Ratio of net expenses to average net assets:
   Before expense reimbursement and waivers                     5.97%2<F6>
   After expense reimbursement and waivers                      1.50%2<F6>
Ratio of net investment income (loss) to average net assets:
   Before expense reimbursement and waivers                    (3.69%)2<F6>
   After expense reimbursement and waivers                      0.78%2<F6>
Portfolio turnover rate                                           21%1<F5>

*<F4>  Commencement of operations.
1<F5>  Not annualized.
2<F6>  Annualized.
3<F7> Total return reflects reinvested dividends but does not reflect the impact of taxes.

                     See notes to the financial statements.

                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2002

1. ORGANIZATION

Fort Pitt Capital Total Return Fund (the "Fund") is a series of Fort Pitt Capital Funds; a business trust organized in the state of Delaware on August 17, 2001 (the "Trust"). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is authorized to issue multiple series and classes of shares. The Fund is currently the sole series of the Trust and is classified as a "diversified" series, as defined in the 1940 Act. The Fund commenced operations on December 31, 2001.

The investment goal of the Fund is to seek long-term capital appreciation and income. The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of domestic (U.S.) companies and fixed income investments.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

   (a)  Investment Valuation

        Securities that are listed on a securities exchange or the Nasdaq Stock Market are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. If no sale is reported at that time, the mean of the last bid and asked price is used. When market quotations for options positions held by the Fund are readily available, those positions will be valued based upon such quotations. Other securities for which no quotations are readily available or for which the Advisor has reason to question the validity of quotations received are valued at fair value as determined in good faith under the supervision of the Board of Trustees. Short-term securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

   (b)  Organization and Prepaid Expenses

        Expenses incurred by the Trust in connection with the organization and initial public offering are expensed as incurred. The Advisor has agreed to reimburse the Fund for these expenses, subject to potential recovery (see Note 4). Prepaid initial registration expenses are deferred and amortized over the period benefited not to exceed twelve months.

   (c)  Federal Income Taxes

        The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required.

        At October 31, 2002 the Fund had accumulated net realized capital loss carryovers of $224,484 expiring in 2010. To the extent that the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.

   (d)  Use of Estimates

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   (e)  Distribution to Shareholders

        The Fund intends to distribute to its shareholders any net investment income and any net realized long or short-term capital gains, if any, at least annually. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date.

        There were no distributions paid during the period ended October 31, 2002.

   (f)  Security Transactions and Investment Income

        Security Transactions are accounted for on the trade date. The cost of securities sold is determined on a high cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

3. INVESTMENT TRANSACTIONS

During the period ended October 31, 2002, the aggregate purchases and sales of securities (excluding short-term) were:

     Purchases                                             $ 9,435,684
     Sales                                                 $   973,347

At October 31, 2002, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

     Appreciation                                            $ 397,168
     Depreciation                                             (697,367)
                                                             ---------
     Net unrealized depreciation on investments              $(300,199)
                                                             ---------
                                                             ---------

At October 31, 2002, the cost of investments for federal income tax purposes was $ 9,322,272.

The difference between book basis and tax basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

4. INVESTMENT ADVISOR

The Trust has an Investment Advisory Agreement (the "Agreement") with Fort Pitt Capital Group, Inc. (the "Advisor"), with whom certain officers of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Advisor receives a fee, computed daily and payable monthly, at 1.00% of the Fund's average daily net assets. Additionally, the Advisor has agreed to waive, through December 31, 2003, its management fee and/or reimburse the Fund's other expenses, including organization expenses, to the extent necessary to ensure that the Fund's operating expenses do not exceed 1.50% of the Fund's average daily net assets.

For the period ended October 31, 2002, expenses of $173,152 were waived/reimbursed by the Advisor. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund's expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

5. DISTRIBUTABLE EARNINGS

As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

            Ordinary Income                          $30,031
            Long-Term Capital Gains                  $     0

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and
Board of Trustees of
Fort Pitt Capital Funds

We have audited the accompanying statement of assets and liabilities of Fort Pitt Capital Total Return Fund, a series of shares of Fort Pitt Capital Funds, including the schedule of investments as of October 31, 2002 and the related statement of operations, the statements of changes in net assets and the financial highlights for the period December 31, 2001 (commencement of operations) to October 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted
in the United States of America.   Those standards require that we plan and
perform the audit to obtain reasonable assurance about whether the financial
statements and financial highlights are free of material misstatement.   An
audit includes examining, on a test basis, evidence supporting the amounts and
disclosures in the financial statements.   Our procedures included confirmation
of securities owned as of October 31, 2002 by correspondence with the custodian
and brokers.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall
financial statement presentation.   We believe that our audit provides a
reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fort Pitt Capital Total Return Fund as of October 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the period December 31, 2001 (commencement of operations) to October 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

                                          TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
November 27, 2002

              INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years. The SAI includes additional information about the Fund's officers and trustees and is available, without charge, upon request.

                              INDEPENDENT TRUSTEES
                              --------------------

                                                                                                  # of Funds     Other
                                              Term of Office                                      in complex     Directorships
                            Position Held     and Length of   Principal Occupation                overseen       Held by
Name, Age and Address       with the Trust    Time Served     During Past Five Years              by Trustee     Trustee
---------------------       --------------    -----------     ----------------------              ----------     -------
Peter R. Andersen           Trustee           Indefinite      Retired.  Formerly Senior Vice          1          Not
c/o Fort Pitt Capital                         Term            President, Federated Research                      Applicable
  Group, Inc.                                 Since           Corporation (an investment
790 Holiday Drive                             December        manager).
Foster Plaza Eleven                           2001
Pittsburgh, PA  15220
Age 70

Robert J. Dickson           Trustee           Indefinite      Vice President - Finance and            1          Not
c/o Fort Pitt Capital                         Term            CFO, TRACO (a manufacturer                         Applicable
  Group, Inc.                                 Since           & distributor of windows, doors,
790 Holiday Drive                             December        etc.) since 2001; Formerly Vice
Foster Plaza Eleven                           2001            President & Treasurer, Carpenter
Pittsburgh, PA  15220                                         Technology Corp. (a manufacturer
Age 52                                                        of specialty metals); Formerly
                                                              Senior Vice President & Chief
                                                              Financial Operator, Dynamet, Inc.
                                                              (a titanium processor).

Ronald V. Pelligrini, M.D.  Trustee           Indefinite      Chief of Adult Cardiothoracic           1          Not
c/o Fort Pitt Capital                         Term            Surgery, UPMC - Presbyterian                       Applicable
  Group, Inc.                                 Since           Hospital (July 2002-Present);
790 Holiday Drive                             December        Formerly President, Three Rivers
Foster Plaza Eleven                           2001            Cardiac Institute, Inc. (cardiothoracic
Pittsburgh, PA  15220                                         surgeon medical practice)
Age 65                                                        (1975-2002).

                                                  INTERESTED TRUSTEES AND OFFICERS
                                                  --------------------------------

Douglas W. Kreps            Trustee,          Indefinite      Chief Operating Officer of Fort         1          Not
Fort Pitt Capital           Executive         Term            Pitt Capital Group, Inc.                           Applicable
  Group, Inc.               Vice              Since
790 Holiday Drive           President         December
Foster Plaza Eleven         & Secretary       2001
Pittsburgh, PA  15220
Age 33

Thomas P. Bellhy            Chairman          Indefinite      President & Managing Director of                   Not
Fort Pitt Capital           & President       Term            Fort Pitt Capital Group, Inc.                      Applicable
  Group, Inc.                                 Since
790 Holiday Drive                             December
Foster Plaza Eleven                           2001
Pittsburgh, PA  15220
Age 45

Charles A. Smith            Executive         Indefinite      Chief Investment Officer of Fort                   Not
Fort Pitt Capital           Vice              Term            Pitt Capital Group, Inc.                           Applicable
  Group, Inc.               President         Since
790 Holiday Drive           & Treasurer       December
Foster Plaza Eleven                           2001
Pittsburgh, PA  15220
Age 41

FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1 (866) 688-8775

                               INVESTMENT ADVISOR
                         Fort Pitt Capital Group, Inc.
                               790 Holiday Drive
                              Foster Plaza Eleven
                        Pittsburgh, Pennsylvania  15220

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                             615 E. Michigan Street
                          Milwaukee, Wisconsin  53202

                        ADMINISTRATOR, FUND ACCOUNTANT &
                                 TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                             615 E. Michigan Street
                          Milwaukee, Wisconsin  53202

                                   CUSTODIAN
                                U.S. Bank, N.A.
                               425 Walnut Street
                            Cincinnati, Ohio  45202

                                 LEGAL COUNSEL
                                Metz Lewis, LLC
                         11 Stanwix Street, 18th Floor
                        Pittsburgh, Pennsylvania  15222

                                    AUDITORS
                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                       Philadelphia, Pennsylvania  19103

     This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.